Expense Example	Jan. 31, 2025 USD ($)
MassMutual U.S. Government Money Market Fund | MassMutual U.S. Government Money Market Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	661
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	903
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,022
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,198
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	1,627
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,485
MassMutual Inflation-Protected and Income Fund | MassMutual Inflation-Protected and Income Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	556
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	679
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	800
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	920
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,098
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	507
Expense Example, with Redemption, 3 Years	704
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,532
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,388
MassMutual Core Bond Fund | MassMutual Core Bond Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	679
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	816
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	936
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,054
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,172
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,345
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	531
Expense Example, with Redemption, 3 Years	771
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	1,768
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,629
MassMutual Diversified Bond Fund | MassMutual Diversified Bond Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	936
MassMutual Balanced Fund | MassMutual Balanced Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
MassMutual Balanced Fund | MassMutual Balanced Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
MassMutual Balanced Fund | MassMutual Balanced Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
MassMutual Balanced Fund | MassMutual Balanced Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
MassMutual Balanced Fund | MassMutual Balanced Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
MassMutual Balanced Fund | MassMutual Balanced Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	2,053
MassMutual Balanced Fund | MassMutual Balanced Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
MassMutual Balanced Fund | MassMutual Balanced Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,118
Expense Example, with Redemption, 10 Years	1,806
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,351
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	897
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,881
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,634
MassMutual Small Cap Opportunities Fund | MassMutual Small Cap Opportunities Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
MassMutual Global Fund | MassMutual Global Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
MassMutual Global Fund | MassMutual Global Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
MassMutual Global Fund | MassMutual Global Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
MassMutual Global Fund | MassMutual Global Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
MassMutual Global Fund | MassMutual Global Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
MassMutual Global Fund | MassMutual Global Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,289
Expense Example, with Redemption, 10 Years	2,169
MassMutual Global Fund | MassMutual Global Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
MassMutual Global Fund | MassMutual Global Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
MassMutual International Equity Fund | MassMutual International Equity Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,370
MassMutual International Equity Fund | MassMutual International Equity Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,484
MassMutual International Equity Fund | MassMutual International Equity Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,597
MassMutual International Equity Fund | MassMutual International Equity Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,709
MassMutual International Equity Fund | MassMutual International Equity Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,874
MassMutual International Equity Fund | MassMutual International Equity Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	1,031
Expense Example, with Redemption, 5 Years	1,383
Expense Example, with Redemption, 10 Years	2,373
MassMutual International Equity Fund | MassMutual International Equity Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	2,144
MassMutual International Equity Fund | MassMutual International Equity Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,484
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	725
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	846
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	966
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,084
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,259
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,534
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,545
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	842
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,307
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,374
MassMutual High Yield Fund | MassMutual High Yield Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	744
MassMutual High Yield Fund | MassMutual High Yield Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	865
MassMutual High Yield Fund | MassMutual High Yield Fund - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	984
MassMutual High Yield Fund | MassMutual High Yield Fund - Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,102
MassMutual High Yield Fund | MassMutual High Yield Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,277
MassMutual High Yield Fund | MassMutual High Yield Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	527
Expense Example, with Redemption, 3 Years	754
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	1,703
MassMutual High Yield Fund | MassMutual High Yield Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,562
MassMutual High Yield Fund | MassMutual High Yield Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	805
MassMutual High Yield Fund | MassMutual High Yield Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	$ 1,895